CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Cash Flows from Operating Activities
Net loss	¥ (750,227)	$ (105,666)	¥ (821,333)	¥ (1,547,038)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation of property and equipment	53,683	7,561	114,047	130,666
Amortization of intangible assets	61,077	8,603	56,848	50,705
Share-based compensation	77,502	10,915	340,860	530,440
Amortization of right-of-use assets	88,645	12,485	168,369	245,893
Recognition of deferred income	(15,733)	(2,216)	(14,934)	(14,515)
Impairment allowance of inventory	(38,246)	(5,387)	(3,079)	87,045
Current expected credit losses	19,887	2,801
Deferred income tax expenses (benefits)	(8,655)	(1,219)	(8,360)	(5,428)
Impairment of and (gain) loss on disposal of property and equipment	(1,188)	(167)	80,288	36,231
Loss on disposal of intangible assets	381	54	920	2,672
Gain from acquisition of a joint venture				(2,094)
Impairment of investments			5,078	1,375
Share of income from equity investments	(10,122)	(1,426)	(12,548)	(5,978)
Impairment of goodwill	354,039	49,865	0	0
Changes in operating assets and liabilities:
Accounts receivable	(4,472)	(630)	154,995	99,745
Interest receivables on short-term investments	937	132	319
Prepayments and other current assets	(7,270)	(1,024)	65,916	(42,715)
Inventories	109,443	15,415	277,997	(109,930)
Other non-current assets	25,785	3,632	27,335	(18,961)
Amounts due from related parties	(27,969)	(3,939)	(5,594)	1,260
Amounts due to related parties	(17,811)	(2,509)	13,275	2,153
Accounts payable	(14,156)	(1,994)	(120,970)	(244,444)
Accrued expenses and other liabilities	65,322	9,199	(17,303)	(63,683)
Advances from customers	24,927	3,511	(4,028)	14,376
Deferred income				71,668
Income tax payables	(3,880)	(546)	5,079	(1,437)
Lease liabilities	(89,341)	(12,583)	(166,969)	(238,447)
Net Cash (used in) provided by Operating Activities	(107,442)	(15,133)	136,208	(1,020,441)
Cash Flows from Investing Activities
Purchases of intangible assets	(321)	(45)	(8,550)	(25,304)
Purchases of property and equipment	(43,648)	(6,148)	(50,778)	(141,433)
Proceeds from disposal of property and equipment	1,953	275	4,099
Purchases of short-term investments	(2,341,533)	(329,798)	(2,421,802)
Sales of short-term investments	2,222,376	313,015	1,459,564
Acquisition of businesses, net of cash and cash equivalents acquired			(2,107)	(989,652)
Investments on equity investments	(121,547)	(17,119)	(135,842)	(322,825)
Pre-paid consideration for an acquisition				(5,043)
Proceeds from disposal of investments	22,233	3,131
Net Cash used in Investing Activities	(260,487)	(36,689)	(1,155,416)	(1,484,257)
Cash Flows from Financing Activities
Repayments for short-term borrowings				(100)
Repayment of a shareholder receivable resulting from Repurchases of Ordinary Shares				12,959
Capital contributions from non-controlling interests				596
Issuance costs of issuance of Ordinary Shares in IPO			(1,706)
Proceeds from exercise of vested share options	4,902	690	1,906
Repurchases of Ordinary shares	(212,693)	(29,957)	(654,650)	(15,161)
Repurchase of redeemable non-controlling interests	(134,664)	(18,967)
Net Cash used in Financing Activities	(342,455)	(48,234)	(654,450)	(1,706)
Effect of exchange rate changes on cash and cash equivalents and restricted cash	14,192	1,999	89,978	(88,980)
Net decrease in cash and cash equivalents and restricted cash	(696,192)	(98,057)	(1,583,680)	(2,595,384)
Cash and cash equivalents and restricted cash at the beginning of the year	1,554,328	218,923	3,138,008	5,733,392
Cash and cash equivalents and restricted cash at the end of the year	858,136	120,866	1,554,328	3,138,008
Supplemental disclosures of cash flow information
Income taxes paid	(7,750)	(1,092)	(6,108)	(6,190)
Supplemental schedule of non-cash investing and financing activities
Purchases of property and equipment	12,687	1,787	10,607	19,709
Purchases of intangible assets	397	56	282	2,999
Receivables of exercise price of share options	1,633	230		1,920
Payable for repurchases of Ordinary Shares	442	62		7,166
Capital injection from non-controlling interests			¥ 1,337	¥ 338,587
Repurchase of redeemable non-controlling interests	22,197	3,126
Recognition of redeemable non-controlling interests	¥ 50,129	$ 7,061